Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Compensation of Key Management Personnel

The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2018	2017	2016
Base salary and incentives	21	23	22
Post-employment benefits	2	1	2
Share-based payments (1)	31	38	32
Total key management personnel compensation	54	62	56

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Transaction With Joint Ventures and Associates	The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2018	2017
Loans	195	178
Deposits	114	132
Fees paid for services received	71	66